Cover	May 14, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43292
Entity Registrant Name	Patriot Acquisition Corp./CI
Entity Central Index Key	0002099095
Entity Tax Identification Number	98-1903814
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Four Radnor Corporate Center
Entity Address, Address Line Two	100 Matsonford Road
Entity Address, Address Line Three	Suite 210
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	304
Local Phone Number	363-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	PTACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PTAC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PTACW
Security Exchange Name	NASDAQ